UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

(ACADIAN LOGO)

ACADIAN EMERGING MARKETS PORTFOLIO
SEMI-ANNUAL REPORT                                                APRIL 30, 2009

                                        INVESTMENT ADVISER:
                                        ACADIAN ASSET MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

                               TABLE OF CONTENTS

Shareholders' Letter .....................................................     1
Schedule of Investments ..................................................     3
Statement of Assets and Liabilities ......................................    12
Statement of Operations ..................................................    13
Statement of Changes in Net Assets .......................................    14
Financial Highlights .....................................................    15
Notes to Financial Statements ............................................    16
Disclosure of Portfolio Expenses .........................................    27

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

April 30, 2009

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2008 to April 30, 2009, focusing on the Portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the six months ended April 30, 2009, the Acadian Emerging Markets Portfolio returned 16.61%, versus 18.14% for the IFC Investable Index, a widely followed emerging markets benchmark.

REVIEW AND OUTLOOK

The past six months have been an extremely volatile period for all global equity markets, and emerging markets have generally been at the leading edge of both losses and gains. Emerging markets saw a sharp downward slide over much of the period amid a broadening global credit crisis. The first two months of 2009 continued the deeply negative trend of late 2008, as equities were battered by the announcement of dismal fourth-quarter earnings and layoffs at several leading companies.

Sentiment improved late in the first quarter of 2009, however. A strong rally began in early March which continued through April, sparked by growing expectations of an eventual global recovery. Renewed confidence in the overall equity asset class spread quickly to the emerging markets, which saw one of its best-ever monthly returns in April. Emerging equities were boosted by indications that government stimulus measures and monetary easing are having some positive effect and that investor risk appetite is showing signs of recovery. This helped offset concerns about continued weak employment and industrial output trends.

Latin America was the most volatile area over the six-month timeframe, falling more sharply than other regions in the downturn and rebounding more strongly in the rally. Russia, with its link to energy prices, was another market to see significant moves over the period. Asia also saw a wide range of returns but was somewhat less volatile, particularly due to China where the government made forceful policy moves to combat slowing growth.

PORTFOLIO STRUCTURE

The Portfolio was invested in a broad range of emerging markets over the period. The Portfolio was managed from the bottom up, with stock selection (combined with benchmark-relative risk controls) driving the resulting country and industry weights. However, each Acadian stock forecast contains a significant component that is a forecast of how that stock's country will perform relative to others. Thus, the focus of the process is approximately half on stock and half on country.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

The Portfolio was attractively valued relative to a cap-weighted benchmark. Significant country positions included overweightings in Thailand, Korea, Taiwan, Turkey, Brazil and India. The Portfolio was underweighted relative to the benchmark in China, Mexico, Russia, South Africa, Israel and Malaysia.

PORTFOLIO PERFORMANCE

The Portfolio had a return quite close to that of the benchmark over the period. Stock selection was generally positive, particularly in Taiwan and Korea where a focus on technology and materials stocks was successful. The Portfolio also saw stock value-added in Poland, Malaysia and Egypt. This was partly offset by some negative stock returns seen in India, Indonesia, Brazil and China, but overall there was a modest net gain from active stock positions over the period. On the country allocation side, results were less positive. An active position in Pakistan detracted value, as did the overweightings in Taiwan, Poland, Turkey, Brazil and India. The overweighting in Korea and underweighting in Mexico added back some value, but overall, country weights were a small net negative for return.

Please let us know if we can provide any additional information.

SINCERELY,


/s/ Brian k. Wolahan

BRIAN K. WOLAHAN
SENIOR VICE PRESIDENT

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET CONDITIONS AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Financials                   22.5%
Information Technology       16.3%
Telecommunication Services   13.7%
Energy                       11.8%
Materials                    10.4%
Consumer Discretionary        8.0%
Utilities                     7.3%
Industrials                   5.4%
Short Term Investment         2.1%
Consumer Staples              2.0%
Health Care                   0.5%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 85.9%

                                                         SHARES         VALUE
                                                       ----------   ------------
BRAZIL -- 2.4%
   Banco do Brasil .................................      281,200   $  2,412,271
   Banco Nossa Caixa ...............................       14,400        471,984
   Brasil Telecom Participacoes ....................       24,900        717,141
   Cia de Saneamento Basico do Estado de Sao
      Paulo ........................................      252,121      3,593,160
   Cia de Saneamento de Minas Gerais ...............       50,300        545,643
   EDP - Energias do Brasil ........................       41,900        509,157
   Embratel Participacoes ..........................          794              3
   Equatorial Energia ..............................       34,186        213,184
   Light ...........................................       25,489        277,782
   Seara Alimentos* ................................          911              2
   Tim Participacoes* ..............................            1              3
                                                                    ------------
                                                                       8,740,330
                                                                    ------------
CHILE -- 0.0%
   Enersis ADR .....................................       11,879        178,066
                                                                    ------------
CHINA -- 9.5%
   Bank of China ...................................   16,704,000      6,250,932
   China Construction Bank .........................   12,246,000      7,142,644
   China Telecom ...................................    7,036,000      3,495,529
   Dongfeng Motor Group ............................    4,448,000      3,352,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
CHINA -- CONTINUED
   Guangdong Electric Power Development ............      318,000   $    123,105
   Harbin Power Equipment ..........................      296,000        224,974
   Industrial & Commercial Bank of China ...........   18,801,000     10,820,370
   PetroChina ......................................    3,082,000      2,728,243
   Shandong Chenming Paper Holdings ................      278,200        137,135
   Shanghai Jinjiang International Investment
      Holdings .....................................       80,000         74,400
   Sinopec Yizheng Chemical Fibre ..................      578,000        102,182
   Yanzhou Coal Mining .............................      552,000        522,119
   Zhejiang Expressway .............................      522,000        449,286
                                                                    ------------
                                                                      35,422,919
                                                                    ------------
EGYPT -- 0.9%
   Alexandria Mineral Oils .........................       24,485        178,725
   Commercial International Bank ...................      128,390        906,846
   El Ezz Steel ....................................      408,960        692,008
   Sidi Kerir Petrochemicals .......................       64,030         97,432
   Talaat Moustafa Group* ..........................      916,496        781,104
   Telecom Egypt ...................................      249,903        711,727
                                                                    ------------
                                                                       3,367,842
                                                                    ------------
HONG KONG -- 2.1%
   China Mobile ....................................      802,000      6,964,914
   China Pharmaceutical Group ......................      780,000        391,535
   Cnpc Hong Kong ..................................      750,000        375,508
   Guangdong Investment ............................      278,000        115,512
                                                                    ------------
                                                                       7,847,469
                                                                    ------------
HUNGARY -- 0.3%
   Magyar Telekom Telecommunications ...............      198,662        466,141
   OTP Bank Nyrt ...................................       51,454        673,358
                                                                    ------------
                                                                       1,139,499
                                                                    ------------
INDIA -- 11.4%
   Ambuja Cements ..................................      440,419        724,515
   Andhra Bank .....................................       82,319         93,036
   Axis Bank .......................................      114,085      1,287,255

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
INDIA -- CONTINUED
   Bank of Baroda ..................................      513,232   $  3,394,751
   Bank of India ...................................      374,105      1,780,025
   Bharat Petroleum ................................      182,935      1,431,429
   Canara Bank .....................................      313,115      1,257,892
   Central Bank of India* ..........................       76,915         66,683
   Chennai Petroleum ...............................      112,261        260,735
   Dena Bank .......................................      168,230        126,133
   Federal Bank ....................................       26,500        100,784
   GAIL India ......................................      276,991      1,437,464
   Great Eastern Shipping ..........................      176,423        735,474
   GTL .............................................       58,014        297,012
   Hindustan Petroleum .............................      164,507        915,417
   Hindustan Unilever ..............................      853,856      4,047,662
   ICICI Bank ......................................       77,342        753,545
   IDBI Bank .......................................      155,057        199,785
   IFCI* ...........................................    1,747,215        892,083
   Indian Bank .....................................      122,498        250,659
   Indian Oil ......................................       89,425        797,843
   Indian Overseas Bank ............................       59,700         78,094
   Lupin ...........................................          559          8,130
   Mahanagar Telephone Nigam .......................      150,996        220,955
   NIIT Technologies ...............................       59,925         84,705
   NTPC ............................................      343,283      1,321,229
   Oil & Natural Gas ...............................      258,262      4,523,600
   Oriental Bank of Commerce .......................      168,730        449,207
   Punjab National Bank ............................      415,389      4,027,683
   Reliance Infrastructure .........................      251,457      3,555,401
   Sasken Communications Technologies ..............      131,972        186,094
   SRF .............................................      200,997        347,415
   State Bank of India .............................       76,260      1,981,415
   Tata Steel ......................................      659,120      3,192,819
   Tata Tea ........................................        9,659        132,396
   Union Bank of India .............................      386,150      1,285,225
                                                                    ------------
                                                                      42,244,550
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
INDONESIA -- 0.1%
   Bank Rakyat Indonesia ...........................      523,000   $    286,982
   Indah Kiat Pulp and Paper* ......................      519,500         55,538
                                                                    ------------
                                                                         342,520
                                                                    ------------
ISRAEL -- 0.7%
   Bezeq Israeli Telecommunication .................      100,107        158,139
   Check Point Software Technologies* ..............      107,834      2,498,514
   Mizrahi Tefahot Bank ............................       15,660         87,544
                                                                    ------------
                                                                       2,744,197
                                                                    ------------
MALAYSIA -- 0.8%
   Boustead Heavy Industries .......................       76,000         66,217
   Kulim Malaysia ..................................       42,600         66,450
   Land & General* .................................    4,219,800        284,641
   Malaysia Building Society .......................      469,900        126,125
   Ranhill .........................................      894,900        207,502
   Resorts World ...................................      808,700        550,043
   Telekom Malaysia ................................      688,200        738,877
   Tenaga Nasional .................................      432,534        893,515
                                                                    ------------
                                                                       2,933,370
                                                                    ------------
MEXICO -- 3.5%
   America Movil, Ser L ............................    4,419,500      7,225,969
   Grupo Financiero Banorte, Ser O .................    1,114,784      1,753,211
   Grupo Mexico, Ser B .............................    3,906,132      3,029,107
   Telefonos de Mexico, Ser L ......................    1,025,600        821,342
                                                                    ------------
                                                                      12,829,629
                                                                    ------------
PAKISTAN -- 0.9%
   Arif Habib Securities ...........................    3,128,750        983,546
   Attock Refinery .................................      733,900      1,134,301
   Bank of Punjab* .................................    1,350,437        205,910
   National Refinery ...............................       82,197        192,645
   Nishat Mills ....................................      278,500        115,346
   Oil & Gas Development ...........................      713,200        659,900
                                                                    ------------
                                                                       3,291,648
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
PHILIPPINES -- 0.5%
   International Container Term Services ...........      949,900   $    252,055
   Philippine Long Distance Telephone ..............       31,128      1,415,498
                                                                    ------------
                                                                       1,667,553
                                                                    ------------
POLAND -- 2.6%
   KGHM Polska Miedz ...............................      413,511      7,337,762
   Polski Koncern Naftowy Orlen ....................       21,574        171,451
   Powszechna Kasa Oszczednosci Bank Polski ........      157,238      1,263,226
   Telekomunikacja Polska ..........................      172,487        911,789
                                                                    ------------
                                                                       9,684,228
                                                                    ------------
RUSSIA -- 2.2%
   LUKOIL ADR ......................................      177,198      7,903,031
   Surgutneftegaz ADR ..............................       40,740        291,291
                                                                    ------------
                                                                       8,194,322
                                                                    ------------
SOUTH AFRICA -- 2.4%
   ABSA Group ......................................       45,477        529,534
   Aveng ...........................................      208,996        808,299
   Barloworld ......................................       16,346         69,599
   FirstRand .......................................      310,342        479,002
   Group ...........................................      234,067      3,072,908
   Liberty Holdings ................................       15,959        109,476
   Mittal Steel South Africa .......................       33,320        315,269
   Murray & Roberts Holdings .......................       27,652        156,166
   Sanlam ..........................................      129,219        243,002
   Shoprite Holdings ...............................       75,638        456,870
   Standard Bank Group .............................      103,763      1,012,472
   Telkom ..........................................       46,015        583,691
   Tiger Brands ....................................       33,042        517,808
   Truworths International .........................      128,872        518,232
   Wilson Bayly Holmes-Ovcon .......................        7,408         87,625
                                                                    ------------
                                                                       8,959,953
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
SOUTH KOREA -- 19.7%
   AtlasBX .........................................      262,941   $  3,809,247
   Choongwae Pharma ................................       36,060        434,866
   Daesang .........................................      192,960        961,022
   Dongbu Steel ....................................      105,330        750,590
   Dongil Industries ...............................        3,640        148,222
   Global & Yuasa Battery ..........................       22,020        513,858
   Haansoft ........................................      137,274        741,731
   Handsome ........................................       16,900        124,798
   Hite Holdings ...................................       14,760        374,490
   Husteel .........................................       22,760        343,984
   Hyundai H&S .....................................        4,484        202,605
   Hyundai Heavy Industries ........................       42,441      7,644,033
   Hyundai Hysco ...................................       27,320        198,107
   Hyundai Marine & Fire Insurance .................      134,140      1,559,890
   Hyundai Mipo Dockyard ...........................        9,502      1,112,411
   IS Dongseo ......................................       44,740        323,726
   Kolon Engineering & Construction ................       63,650        418,684
   Korea Electric Power ............................       88,150      1,932,811
   Korean Petrochemical Industries .................       27,209        882,109
   KP Chemical* ....................................      116,540        639,738
   KT ..............................................      312,190      9,155,455
   KT Freetel ......................................       21,230        440,560
   Kyeryong Construction Industrial ................       31,442        680,792
   LG ..............................................       39,824      1,768,223
   LG Chemical .....................................       42,786      4,740,970
   LG Display ......................................      273,170      6,695,553
   LG Electronics ..................................      120,710     10,019,781
   LG Hausys* ......................................        5,789        521,327
   Maeil Dairy Industry ............................       19,149        190,440
   People & Telecommunication ......................       11,512         90,149
   POSCO Coated & Color Steel ......................       14,570        305,776
   S&T Dynamics ....................................       56,380        640,180
   Samsung Electronics .............................       12,258      5,682,644
   SK Holdings .....................................       16,857      1,570,856
   SK Telecom ......................................       40,401      5,805,469
   Sungwoo Hitech ..................................          788          3,900
   TS ..............................................        9,320        385,353
   Youngone ........................................      200,500      1,543,395
                                                                    ------------
                                                                      73,357,745
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
TAIWAN -- 17.8%
   Ability Enterprise ..............................       35,000   $     35,095
   Advanced Semiconductor Engineering ..............      336,000        180,907
   Asia Polymer ....................................      433,000        222,656
   AU Optronics ....................................    2,496,073      2,585,919
   Chia Hsin Cement* ...............................    2,428,539      1,226,757
   China General Plastics* .........................    1,466,000        474,477
   China Life Insurance* ...........................    4,066,710      1,740,591
   Chunghwa Picture Tubes ..........................   18,373,000      3,067,724
   Chunghwa Telecom ................................    2,002,706      3,816,409
   Compal Electronics ..............................   10,563,077      8,978,296
   Far EasTone Telecommunications ..................      469,821        535,050
   Fubon Financial Holding .........................   12,187,000      9,473,863
   Gamania Digital Entertainment ...................      595,160        621,984
   Hai Kwang Enterprise* ...........................      275,000        181,337
   HannStar Display ................................   16,846,430      3,898,221
   Inventec ........................................    1,696,607        851,896
   Inventec Appliances .............................    1,418,000      1,333,932
   KGI Securities ..................................      713,000        257,724
   Li Peng Enterprise* .............................      103,000         13,646
   Macronix International ..........................    6,280,392      2,631,078
   Micro-Star International ........................    1,353,237        830,935
   Mitac International .............................    2,634,000      1,219,002
   POU Chen ........................................    2,290,000      1,361,116
   Quanta Computer .................................    1,429,650      2,136,259
   Radiant Opto-Electronics ........................      133,000        159,511
   Siliconware Precision Industries ................      706,000        886,237
   Sinon ...........................................      642,000        288,376
   Soft-World International ........................      117,000        465,381
   Sunplus Technology ..............................      453,000        226,774
   Taiwan Business Bank* ...........................    1,551,000        351,391
   Taiwan Pulp & Paper* ............................    2,348,000        644,883
   Taiwan Semiconductor Manufacturing ..............    1,800,000      3,005,445
   Taiwan Surface Mounting Technology ..............      525,265        832,543
   Tatung* .........................................    9,945,000      2,662,228
   Teco Electric and Machinery .....................      488,000        193,370
   TSRC ............................................      303,000        346,901
   United Microelectronics .........................   14,978,000      5,617,883
   Universal Scientific Industrial .................      686,000        219,952
   UPC Technology ..................................      126,000         44,782

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
TAIWAN -- CONTINUED
   USI .............................................    2,502,000   $    919,519
   Winbond Electronics* ............................    6,914,000      1,244,353
   Yageo ...........................................    1,553,000        351,844
   Yieh Phui Enterprise ............................      291,100         94,216
                                                                    ------------
                                                                      66,230,463
                                                                    ------------
THAILAND -- 3.6%
   Bangkok Bank ....................................      518,600      1,251,235
   Bank of Ayudhya .................................      464,300        150,242
   CP ALL ..........................................      849,000        301,235
   Electricity Generating ..........................      302,200        585,443
   Kasikornbank ....................................      418,400        623,502
   Krung Thai Bank .................................    3,299,500        496,376
   PTT .............................................    1,714,600      9,222,728
   Siam Commercial Bank ............................      430,700        736,579
   Thoresen Thai Agencies ..........................      273,570        127,350
                                                                    ------------
                                                                      13,494,690
                                                                    ------------
TURKEY -- 4.5%
   Anadolu Sigorta .................................    2,006,498      1,355,487
   Aygaz ...........................................      107,315        159,090
   Dogan Sirketler Grubu Holdings ..................    5,014,934      2,007,605
   Eczacibasi Yatirim Holding ......................      287,704        365,321
   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret .................    1,296,668        981,403
   Haci Omer Sabanci Holding .......................      330,279        847,028
   KOC Holding* ....................................       89,979        164,345
   NET Holding* ....................................    1,045,579        274,688
   Petrol Ofisi* ...................................      435,216      1,374,768
   Tupras Turkiye Petrol Rafine ....................       72,682        727,411
   Turk Hava Yollari* ..............................       45,541        223,617
   Turk Sise ve Cam Fabrikalari ....................    5,812,469      4,544,684
   Turkiye Is Bankasi ..............................      954,713      2,758,975
   Turkiye Vakiflar Bankasi Tao, Cl D ..............      815,700        923,511
                                                                    ------------
                                                                      16,707,933
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $353,581,160) ..........................                 319,378,926
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

PREFERRED STOCK -- 10.0%

                                                         SHARES         VALUE
                                                       ----------   ------------
BRAZIL -- 10.0%
   Banco do Estado do Rio Grande do Sul ............       72,600   $    237,494
   Centrais Eletricas Brasileiras, Cl A ............      325,100      4,197,430
   Centrais Eletricas de Santa Catarina, Ser B .....       67,200        966,632
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar, Cl Preference ........................            1             16
   Cia Paranaense de Energia, Ser B ................      306,352      3,837,635
   Confab Industrial ...............................      265,755        468,114
   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo ........................................      163,461      2,135,157
   Embratel Participacoes ..........................           60             --
   Investimentos Itau ..............................    1,011,637      4,332,215
   Lojas Americanas ................................            3             13
   Metalurgica Gerdau, Cl A ........................      968,723      9,209,893
   Noxville Investimentos ..........................          455             --
   Petroleo Brasileiro .............................      677,700      9,184,002
   Telecomunicacoes de Sao Paulo ...................       11,500        251,761
   Telegraph Norte Leste Participacoes .............       28,400        445,939
   Telemar Norte Leste .............................       74,100      1,864,620
   Tractebel Energia, Ser B* .......................            1             --
   Universo Online .................................       68,850        207,901
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $30,221,834) ...........................                  37,338,822
                                                                    ------------
CASH EQUIVALENT -- 2.1%
   Union Bank N.A. Diversified Money Market Fund,
      Fiduciary Shares, 0.020% (a)
      (Cost $7,708,030) ............................    7,708,029      7,708,029
                                                                    ------------
   TOTAL INVESTMENTS -- 98.0%
      (Cost $391,511,024) ..........................                $364,425,777
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $371,853,988.

*    NON-INCOME PRODUCING SECURITY.

(a)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

SER  SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
   Investments at Value (Cost $391,511,024) ...............................   $ 364,425,777
   Foreign Currency, at Value (Cost $5,210,731) ...........................       5,344,220
   Dividends and Interest Receivable ......................................       1,754,836
   Receivable for Capital Shares Sold .....................................       1,746,142
   Reclaim Receivable .....................................................           9,153
                                                                              -------------
   Total Assets ...........................................................     373,280,128
                                                                              -------------
   LIABILITIES
   Accrued Foreign Capital Gains Tax on Appreciated Securities ............         452,552
   Payable to Investment Adviser ..........................................         286,608
   Payable for Capital Shares Redeemed ....................................         197,301
   Payable due to Administrator ...........................................          32,771
   Chief Compliance Officer Fees Payable ..................................           3,059
   Payable due to Trustees ................................................           1,824
   Accrued Expenses .......................................................         452,025
                                                                              -------------
   Total Liabilities ......................................................       1,426,140
                                                                              -------------
   NET ASSETS .............................................................   $ 371,853,988
                                                                              =============
   NET ASSETS CONSIST OF:
   Paid-in Capital ........................................................   $ 532,827,886
   Distributions in excess of Net Investment Income .......................      (2,865,749)
   Accumulated Net Realized Loss on Investments and Foreign Currency
      Transactions ........................................................    (130,739,969)
   Net Unrealized Depreciation on Investments .............................     (27,085,247)
   Net Unrealized Appreciation on Foreign Currencies and Translation
      of Other Assets and Liabilities Denominated in Foreign Currencies ...         169,619
   Accumulated Foreign Capital Gains Tax on Appreciated Securities ........        (452,552)
                                                                              -------------
   NET ASSETS .............................................................   $ 371,853,988
                                                                              =============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...........................      33,388,651
   Net Asset Value Price Per Share ........................................   $       11.14
                                                                              =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
   Dividends .................................................   $   4,463,993
   Interest ..................................................         150,117
   Less: Foreign Taxes Withheld ..............................        (273,281)
                                                                 -------------
   TOTAL INVESTMENT INCOME ...................................       4,340,829
                                                                 -------------
EXPENSES:
   Investment Advisory Fees ..................................       1,529,994
   Administration Fees .......................................         177,770
   Chief Compliance Officer Fees .............................           4,608
   Trustees' Fees ............................................           3,777
   Shareholder Servicing Fees ................................         333,218
   Custodian Fees ............................................         278,985
   Interest Expense ..........................................          90,926
   Transfer Agent Fees .......................................          84,609
   Printing Fees .............................................          40,822
   Legal Fees ................................................          21,415
   Audit Fees ................................................           9,888
   Filing and Registration Fees ..............................           9,594
   Other Expenses ............................................          33,770
                                                                 -------------
   TOTAL EXPENSES ............................................       2,619,376
                                                                 -------------
LESS:
   Fees Paid Indirectly -- (See Note 4) ......................          (4,130)
                                                                 -------------
   NET EXPENSES ..............................................       2,615,246
                                                                 -------------
   NET INVESTMENT INCOME .....................................       1,725,583
                                                                 -------------
NET REALIZED LOSS ON:
   Investments ...............................................    (111,069,714)
   Foreign Currency Transactions .............................        (709,983)
                                                                 -------------
NET REALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS .........................    (111,779,697)
                                                                 -------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ...............................................     156,342,419
   Foreign Capital Gains Tax on Appreciated Securities .......        (442,546)
   Foreign Currency Transactions .............................         267,639
                                                                 -------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ......     156,167,512
                                                                 -------------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
      FOREIGN CURRENCY TRANSACTIONS ..........................      44,387,815
                                                                 -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $  46,113,398
                                                                 =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED         YEAR ENDED
                                                                APRIL 30, 2009    OCTOBER 31,
                                                                  (UNAUDITED)         2008
                                                                --------------   --------------
OPERATIONS:
   Net Investment Income ....................................   $   1,725,583    $   17,286,779
   Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions ............................    (111,779,697)       50,782,033
   Net Change in Unrealized Appreciation/(Depreciation) on
   Investments, Foreign Capital Gains Tax on Appreciated
   Securities and Foreign Currency Transactions .............     156,167,512      (773,961,329)
                                                                -------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................      46,113,398      (705,892,517)
                                                                -------------    --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................................     (16,083,024)      (16,137,025)
   Net Realized Gains .......................................     (72,863,399)     (241,985,889)
                                                                -------------    --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS .....................     (88,946,423)     (258,122,914)
                                                                -------------    --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................................      91,468,576       175,723,263
   Reinvestment of Distributions ............................      79,705,109       220,173,962
   Redemption Fees -- (See Note 2) ..........................          43,139            54,204
   Redeemed .................................................    (146,942,315)     (291,650,470)
                                                                -------------    --------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............................      24,274,509       104,300,959
                                                                -------------    --------------
      TOTAL DECREASE IN NET ASSETS ..........................     (18,558,516)     (859,714,472)
                                                                -------------    --------------
NET ASSETS:
   Beginning of Period ......................................     390,412,504     1,250,126,976
                                                                -------------    --------------
   End of Period (including Distributions in excess of Net
      Investment Income of $(2,865,749) and Undistributed Net
      Investment Income of $11,491,692, respectively) .......   $ 371,853,988    $  390,412,504
                                                                =============    ==============
SHARE TRANSACTIONS:
   Issued ...................................................       9,242,541         6,510,893
   Reinvestment of Distributions ............................       7,958,404         6,925,795
   Redeemed .................................................     (13,684,578)      (11,903,022)
                                                                -------------    --------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................................       3,516,367         1,533,666
                                                                =============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS
                                       ENDED
                                     APRIL 30,                          YEARS ENDED OCTOBER 31,
                                       2009##     ------------------------------------------------------------------
                                    (UNAUDITED)     2008           2007           2006          2005          2004
                                    -----------   --------      ----------      --------      --------      --------
Net Asset Value,
   Beginning of Period ..........   $  13.07      $  44.11      $    31.28      $  24.35      $  18.50      $  14.11
                                    --------      --------      ----------      --------      --------      --------
Income from Operations
   Net Investment Income* .......       0.06          0.53            0.53          0.53          0.44          0.19
   Net Realized and Unrealized
      Gain (Loss) ...............       1.54        (22.44)          18.34          9.04          5.95          4.21
                                    --------      --------      ----------      --------      --------      --------
   Total from Operations ........       1.60        (21.91)          18.87          9.57          6.39          4.40
                                    --------      --------      ----------      --------      --------      --------
Payment by Affiliate ............         --            --              --            --            --          0.00**
                                    --------      --------      ----------      --------      --------      --------
Redemption Fees .................       0.00**        0.00**          0.00**        0.00**        0.00**        0.04
                                    --------      --------      ----------      --------      --------      --------
Dividends and Distributions:
   Net Investment Income ........      (0.54)        (0.48)          (0.51)        (0.37)        (0.08)        (0.05)
   Net Realized Gains ...........      (2.99)        (8.65)          (5.53)        (2.27)        (0.46)           --
                                    --------      --------      ----------      --------      --------      --------
   Total Dividends and
      Distributions .............      (3.53)        (9.13)          (6.04)        (2.64)        (0.54)        (0.05)
                                    --------      --------      ----------      --------      --------      --------
Net Asset Value, End of Period ..   $  11.14      $  13.07      $    44.11      $  31.28      $  24.35      $  18.50
                                    ========      ========      ==========      ========      ========      ========
Total Return+ ...................      16.61%       (61.74)%         72.00%        42.04%        35.27%        31.55%
                                    ========      ========      ==========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................   $371,854      $390,413      $1,250,127      $837,481      $703,017      $545,593
Ratio of Expenses to Average
   Net Assets ...................       1.71%(1)      1.38%(1)        1.39%(1)      1.39%(1)      1.47%(1)      1.60%
Ratio of Net Investment Income
   to Average Net Assets ........       1.13%         1.87%           1.64%         1.86%         2.01%         1.14%
Portfolio Turnover Rate .........         39%          102%             59%           40%           54%           94%

*    PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT WAS LESS THAN $0.01 PER SHARE.

## FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2009. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE PORTFOLIO RESULTING FROM THE PAYMENT BY AFFILIATE IN 2004.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 2009 AND THE YEARS ENDED OCTOBER 31, 2008, OCTOBER 31, 2007, OCTOBER 31, 2006 AND OCTOBER 31, 2005, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.71%, 1.38%, 1.38%, 1.38% AND 1.46%, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 33 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

As of October 29, 2008, the Portfolio was re-opened to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates, and could have a material impact on the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

     maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator,

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

     the Administrator notifies the Adviser for the Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     As of April 30, 2009, the total market value of securities in the Portfolio, valued in accordance with fair valued procedures, was $42,244,550 or 11.4% of net assets.

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Portfolio adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

     fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets.

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Portfolio's investments are measured at April 30, 2009:

                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                            ------------   -----------   -------   -------------
INVESTMENTS IN SECURITIES   $322,181,227   $42,244,550     $--     $364,425,777

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     On November 1, 2007, the Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Portfolio's financial statements, and therefore the Portfolio did not record any tax expense in

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

     the current period. If the Portfolio were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Portfolio files U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Portfolio's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis at the settlement date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

     exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2009, the Portfolio had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2009, there were $43,139 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

4. ADMINISTRATIVE SERVICES, DISTRIBUTION AGREEMENTS, SHAREHOLDER SERVICING, AND CUSTODIAN AGREEMENT:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management LLC (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits of $4,130 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2009, the Portfolio made purchases of $122,446,569 and sales of $204,354,871 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. LINE OF CREDIT:

The Portfolio entered into an agreement which enables it to participate in a $10 million unsecured committed revolving line of credit with Union Bank N.A. The proceeds from the borrowings shall be used to finance the Portfolio's short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on its borrowings at the current reference rate. As of April 30, 2009 the Portfolio had $0 of borrowings outstanding. For the six months ended April 30, 2009, the Portfolio had average borrowings of $9,667,222 over a period of 90 days at a weighted average interest rate of 3.98%. Interest accrued on the borrowings during the year were $90,926.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to foreign currency gains and losses, sale of, and mark to market of, passive foreign investment companies (PFIC), and foreign tax withholding reclassifications. Permanent book and tax differences resulted in a reclassification of $(3,658,775) from undistributed net investment income and $3,658,775 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAIN      TOTAL
       -----------   ------------   ------------
2008   $42,046,897   $216,076,017   $258,122,914
2007   $21,441,758   $142,502,907   $163,944,665

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

As of October 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income          $  11,728,615
Undistributed Long-Term Capital Gain      72,860,792
Net Unrealized Depreciation             (202,730,280)
                                       -------------
Total Accumulated Losses               $(118,140,873)
                                       =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, there were no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2009, were as follows:

                  AGGREGATED         AGGREGATED
 FEDERAL TAX   GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
    COST         APPRECIATION       DEPRECIATION      DEPRECIATION
------------   ----------------   ----------------   --------------
$391,511,024     $45,542,719        $(72,627,966)     $(27,085,247)

9. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/ recognized.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

At April 30, 2009, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

At April 30, 2009, 66% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 105% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity. As of April 30, 2009 there were no securities on loan for the Portfolio.

12. ACCOUNTING PRONOUNCEMENTS:

In March 2008, the FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Portfolio's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Portfolio's financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2009

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                                     BEGINNING     ENDING                 EXPENSES
                                      ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                       VALUE       VALUE       EXPENSE     DURING
                                      11/1/08     4/30/09      RATIOS      PERIOD*
                                     ---------   ---------   ----------   --------
ACADIAN EMERGING MARKETS PORTFOLIO
ACTUAL PORTFOLIO RETURN              $1,000.00   $1,166.10      1.71%      $9.17
HYPOTHETICAL 5% RETURN                1,000.00    1,016.33      1.71        8.53

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                                     NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                          Acadian Asset Management LLC
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                        Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ Phil Masterson
                                             -----------------------------------
                                             Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Phil Masterson
                                             -----------------------------------
                                             Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*                    /s/ Michael Lawson
                                             -----------------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.